Annual Operating Expenses - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Advisor Managed Retirement 2030 Fund - Class Z6
Sep. 29, 2023
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.28%